EQUITY-BASED AND OTHER COMPENSATION (Principal Performance Payments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-Based Compensation	$ 38,157	$ 39,266	$ 213,274
Profit Sharing Expense	269,162	263,436	154,658
Liquid Hedge Funds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit Sharing Expense	29,347	51,886	21,350
Principal Performance Payments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-Based Compensation	13,307	16,396	5,422
Profit Sharing Expense	29,381	34,613	20,151
Total	42,688	51,009
Principal Performance Payments [Member] | Total Private Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-Based Compensation	0	0
Profit Sharing Expense	5,588	2,401
Total	5,588	2,401
Principal Performance Payments [Member] | Liquid Hedge Funds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-Based Compensation	3,730	5,019
Profit Sharing Expense	1,591	12,548
Total	5,321	17,567
Principal Performance Payments [Member] | Credit Business [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-Based Compensation	9,577	11,377
Profit Sharing Expense	22,202	19,664
Total	$ 31,779	$ 31,041